Initial Public Offering	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 3. Initial Public Offering
On March 4, 2022, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.3 million, of which approximately $8.1 million was for deferred underwriting fees.
Each Unit consists of one Class A ordinary share, one Class 1 Warrant and one Class 2 Warrant. Each whole Class 1 and Class 2 Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6). The warrants will become exercisable 30 days after the completion of the initial Business Combination and will (except for Class 2 Warrants attached to Class A ordinary shares that are redeemed prior to the consummation of the initial Business Combination, which Class 2 warrants will expire upon redemption of such shares) expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. As a result, if a holder of Public Shares redeems such Public Shares prior to the consummation of the initial Business Combination, the Class 2 Warrants attached to such Public Shares will expire.
The Class 1 and Class 2 Warrants have similar terms, except that the Class 1 Warrants separated and began separately trading on the 52nd day following the date of the effective date of the prospectus in connection with the Initial Public Offering, or April 22, 2022. The New Units resulting from such separation (each such New Unit consisting of one Class A ordinary share and one Class 2 Warrant) will not separate into Class A ordinary shares and redeemable warrants until consummation
of the initial Business Combination.

Note 3—Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 20,000,000 units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, one Class 1 Warrant and one Class 2 Warrant. Each whole Class 1 and Class 2 Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6). The warrants will become exercisable 30 days after the completion of the initial Business Combination, and will (except for Class 2 Warrants attached to Class A ordinary shares that are redeemed prior to the consummation of the initial Business Combination, which Class 2 warrants will expire upon redemption of such shares) expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. As a result, if the Public Shareholders redeem their Public Shares prior to the consummation of the initial Business Combination, the embedded Class 2 warrants will expire.
The Class 1 and Class 2 Warrant will have similar terms, except that the Class 1 Warrants will separate and begin separate trading on the 52nd day following the date of the effective date of the prospectus in connection with the Proposed Public Offering (or, if such date is not a business day, the following business day), unless UBS Securities LLC informs the Company of its decision to allow earlier separate trading, subject to the Company’s filing a Current Report on Form
8-K
with SEC, containing an audited balance sheet reflecting the Company’s receipt of the gross proceeds of the Proposed Public Offering and issuing a press release announcing when such separate trading will begin. The New Units resulting from such separation (each such New Unit consisting of one Class A ordinary share and one Class 2 Warrant) will not separate into Class A ordinary shares and redeemable warrants until consummation of the initial Business Combination.
The Company will grant the underwriters
a 45-day option from
the date of the final prospectus relating to the Proposed Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.
The Sponsor has expressed an interest to purchase an aggregate of $32,675,000 of the Units in the Proposed Public Offering at the offering price. However, this expression of interest is not a binding agreement or commitment to purchase, and the Sponsor may determine to purchase more, fewer or no Units in the Proposed Public Offering. In addition, the underwriters may determine to sell more, fewer or no Units to the Sponsor.